Note 1 - Organization and Description of Business (Details Textual)		9 Months Ended
	Jul. 17, 2020	Sep. 30, 2020
The Manager [Member]
Management Agreement, Term (Year)	3 years
OP [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		50.28%
Two Subsidiary Partnerships [Member] | OP [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		27.78%
One Subsidiary Partnership [Member] | OP [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		100.00%